Acquisitions	12 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Acquisitions

Note 12 - Acquisitions

Reverse Acquisition

On June 22, 2018, Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into FLCR’s newly formed subsidiary, Galaxy MS, Inc. which was formed specifically for the transaction. Under the terms of the merger, Galaxy’s shareholders transferred all their outstanding shares of common stock to Galaxy MS, in return for FLCR’s Series C Preferred Shares, which were equivalent to approximately 3,065,000,000 shares of the common stock of FLCR on a pre-reverse stock split basis. This represented approximately 89% of the outstanding common stock of FLCR, with the remaining 11% of common stock distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.

Concurrent with the reverse triangular merger, the Company applied pushdown accounting; therefore, the consolidated financial statements after completion of the reverse merger include the assets, liabilities, and results of operations of the combined company from and after the closing date of the reverse merger, with only certain aspects of pre-consummation stockholders’ equity remaining in the consolidated financial statements.

There was no cash consideration paid by Galaxy to FLCR on the date of the reverse triangular merger. Instead, shares of stock were issued and exchanged, and the Company acquired $1,511,844 of net assets of FLCR. At the closing of the merger, all of FLCR’s convertible promissory notes were converted into FLCR’s common shares. The merger agreement contains potential future tax advantages of the net operating loss carryforward available to offset future taxable income of the combined company, up to a maximum of $150,000, over a 5-year period beginning June 22, 2018. There is a valuation allowance reducing this tax benefit to zero at June 30, 2020 and 2019.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the merger date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312
Total Assets	6,657,072
Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664
Total Liabilities	5,764,760
Net Assets	$ 892,312
Consideration	$ 58,092
Fair value of noncontrolling interest	834,220
$ 892,312

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the consolidated financial statements, such as goodwill recognized of $834,220 and reflected in the balance sheet. Goodwill recognized is primarily attributable to the acquisition of the fair value of the public company structure and other intangible assets that do not qualify for separate recognition.

Other assets noted in the table above consist of the differences between the acquired assets and liabilities of Full Circle Entertainment distributed to pre-acquisition FLCR shareholders. The Company sold the Entertainment subsidiary on February 6, 2019 to focus on its primary business plan. As a result, the Company did not receive any economic benefit from the related other assets in the table above, nor incur any obligations from the corresponding liabilities.

The consideration received for the sale of Entertainment was 38,625 shares of Galaxy common stock at the fair value on the date of the transaction, or $92,700. The fair value of the Galaxy common shares received offset the assets and liabilities of Entertainment, with the difference recorded as a gain on the sale for the year ended June 30, 2019. The gain on the sale has been recorded in other income in the Consolidated Statement of Operations.

The following table presents a summary of Entertainment’s identifiable assets and liabilities at February 6, 2019, the date of the sale:

Assets
Cash	$36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventories	5,610
Other assets	1,522,714
Total Assets	5,575,540
Liabilities
Accounts payable	22,424
Debt	5,393,623
Accrued expenses	127,481
Total Liabilities	5,543,528
Net Assets	$32,012
Noncash consideration for net assets of Entertainment	92,700
Gain on Sale	$60,688

Concepts and Solutions Acquisition

On September 4, 2019, Galaxy entered into a stock purchase agreement with Concepts and Solutions. Under the terms of the stock purchase agreement, 100% of the outstanding capital for both Concepts and Solutions was purchased by Galaxy. Concurrent with this acquisition, the Company applied pushdown accounting; therefore, the consolidated financial statements after completion of the acquisition include the assets, liabilities, and results of operations of the combined company from and after the closing date. As part of the stock purchase agreement, Galaxy issued 1,350,000 common shares to the seller with a value of $1,485,000. In addition to the issuance of common shares, the Company entered into three promissory notes with the seller for a total note payable of $3,000,000. Payments under the notes are subject to adjustment based on the achievement of minimum gross revenues and successful resolution of certain pre-acquisition payroll withholding tax issues of Concepts and Solutions. The Company believes future earnings goals will not be met and valued the note payable at $1,484,473, which includes approximately $584,000 of accrued pre-acquisition withholding tax liabilities (See Note 10).

The balance of the note payable is $1,030,079 at June 30, 2020.

Management of the Company determined that a triggering event to assess the impairment of goodwill associated with the acquisition of Concepts and Solutions occurred during the third quarter of 2020. While there was no single event, the consideration in totality of several factors that developed during this quarter led management to conclude that it was more likely than not that the fair values of certain intangible assets and goodwill acquired as part of the acquisition were below their carrying amounts. See Notes 1 and 12.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the acquisition date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 201,161
Accounts receivable	1,165,953
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287
Total Assets	5,245,465
Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900
Total Liabilities	2,625,115
Net Assets	$ 2,620,350
Consideration
Fair value of anti-dilution clause in employment agreement	$ 235,350
Note payable to seller	900,000
Stock	1,485,000
$ 2,620,350

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the consolidated financial statements, such as goodwill and other intangible assets initially recognized of $3,760,287 and reflected in the balance sheet as of September 30, 2019. Goodwill and other intangible assets recognized is primarily attributable to the amount of the consideration in excess of the fair value of Concepts and Solutions at the date of purchase.